Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	£ 269,213
– financial investments: fair value gains	495	£ (2,631)	[1]	£ (247)	[1]
Financial assets, ending balance	306,141	269,213
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	409,867
– fair value gains/(losses)	495	(2,631)	[1]	(247)	[1]
Financial liabilities, ending balance	440,697	409,867
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	9,240
Financial assets, ending balance	7,662	9,240
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	5,354
Financial liabilities, ending balance	6,545	5,354
Trading liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	41,265
Financial liabilities, ending balance	42,276	41,265
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0
– exchange differences	0	1
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	415	580
Total gains/(losses) recognised in profit or loss	(268)	(223)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)1	0	1
– fair value gains/(losses)	0	0
– exchange differences	0	1
Purchases	233	151
New issuances	2	7
Sales	(253)	(120)
Settlements	138	(407)
Transfers out	(30)	(15)
Transfers in	15	441
Financial liabilities, ending balance	252	415		580
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	0	2
Financial liabilities designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	27,282
Financial liabilities, ending balance	32,545	27,282
Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0
– exchange differences	(8)	29
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,461	2,121
Total gains/(losses) recognised in profit or loss	60	(638)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)1	(8)	29
– fair value gains/(losses)	0	0
– exchange differences	(8)	29
Purchases	0	0
New issuances	3,005	1,705
Sales	(2)	(78)
Settlements	(1,169)	(575)
Transfers out	(660)	(564)
Transfers in	271	461
Financial liabilities, ending balance	3,958	2,461		2,121
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	(217)	30
Derivatives
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	218,867
Financial liabilities, ending balance	171,474	218,867
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains	0	0
– exchange differences	(5)	17
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,478	2,454
Total gains/(losses) recognised in profit or loss	1,008	723
Total gains/(losses) recognised in other comprehensive income (‘OCI’)1	(5)	17
– fair value gains/(losses)	0	0
– exchange differences	(5)	17
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(1,295)	(701)
Transfers out	(339)	(582)
Transfers in	488	567
Financial liabilities, ending balance	2,335	2,478		2,454
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	(823)	2,339
Financial Investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	29,356
Financial assets, ending balance	37,507	29,356
Financial Investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	1,447	1,387
Total gains/(losses) recognised in profit or loss	(1)	(6)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(1)	(145)
– financial investments: fair value gains	29	(232)
– exchange differences	(30)	87
Purchases	51	601
New issuances	0	0
Sales	(213)	(142)
Settlements	(38)	(90)
Transfers out	(451)	(199)
Transfers in	113	41
Financial assets, ending balance	907	1,447		1,387
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	29	(232)
– exchange differences	(30)	87
Held for trading
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	79,878
Financial assets, ending balance	100,696	79,878
Held for trading | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,738	1,344
Total gains/(losses) recognised in profit or loss	189	(415)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(28)	12
– financial investments: fair value gains	0	0
– exchange differences	(28)	12
Purchases	1,004	2,067
New issuances	1	0
Sales	(1,675)	(716)
Settlements	(79)	(323)
Transfers out	(561)	(283)
Transfers in	461	1,052
Financial assets, ending balance	2,050	2,738		1,344
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	(5)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	(28)	12
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	15,881
Financial assets, ending balance	19,068	15,881
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	3,318	3,171
Total gains/(losses) recognised in profit or loss	8	(84)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(92)	238
– financial investments: fair value gains	0	0
– exchange differences	(92)	238
Purchases	305	562
New issuances	0	0
Sales	(484)	(594)
Settlements	(72)	(51)
Transfers out	(120)	(2)
Transfers in	19	78
Financial assets, ending balance	2,882	3,318		3,171
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(75)	49
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	(92)	238
Derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	225,238
Financial assets, ending balance	174,116	225,238
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	1,737	1,816
Total gains/(losses) recognised in profit or loss	851	564
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(2)	3
– financial investments: fair value gains	0	0
– exchange differences	(2)	3
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(1,009)	(731)
Transfers out	(233)	(473)
Transfers in	479	558
Financial assets, ending balance	1,823	1,737		£ 1,816
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	520	565
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	(2)	3
– net income from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(268)	(223)
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	0	2
– net income from financial instruments held for trading or managed on a fair value basis | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	0	0
– net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	1,008	723
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	(823)	2,339
– net income from financial instruments held for trading or managed on a fair value basis | Financial Investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– net income from financial instruments held for trading or managed on a fair value basis | Held for trading | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	189	(415)
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	(5)
– net income from financial instruments held for trading or managed on a fair value basis | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	851	564
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	520	565
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	60	(638)
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	(217)	30
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial Investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Held for trading | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	8	(84)
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(75)	49
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial Investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(1)	(6)
– gains less losses from financial investments at fair value through other comprehensive income | Held for trading | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	£ 0	£ 0

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.